Inventories	12 Months Ended
Jun. 30, 2013
Inventory Disclosure [Abstract]
Inventories
Inventories
Inventories valued on the last-in, first-out (LIFO) cost method were approximately 29 percent of total inventories in 2013 and 31 percent of total inventories in 2012. The current cost of these inventories exceeds their valuation determined on the LIFO basis by $207,277 in 2013 and $212,033 in 2012. Progress payments of $42,446 in 2013 and $36,087 in 2012 are netted against inventories.